united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

Class A, Class C, and Class I Shares

Semi-Annual Report
March 31, 2017

1-888-643-3431
WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox MutualHedge Futures Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox MutualHedge Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	(12/31/09)	(5/24/11)
Equinox MutualHedge Futures Strategy Fund Class A	0.90%	(0.24)%	7.26%	2.55%	2.46%	N/A
Equinox MutualHedge Futures Strategy Fund Class A with load	(4.93)%	(5.93)%	5.15%	1.33%	1.62%	N/A
Equinox MutualHedge Futures Strategy Fund Class C	0.47%	(1.15)%	6.45%	1.78%	1.69%	N/A
Equinox MutualHedge Futures Strategy Fund Class I	1.04%	(0.09)%	7.54%	2.82%	N/A	2.31%
Barclay BTOP50 Index	(4.29)%	(8.14)%	1.91%	0.77%	0.71%	(0.22)%
S&P 500 Total Return Index	10.12%	17.17%	10.37%	13.30%	13.29%	12.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.06% for Class A shares, 2.81% for Class C shares, and 1.81% for Class I Shares per the January 30, 2017, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2017, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class as of March 31, 2017	% of Net Assets
U.S. Treasury Notes	50.9%
Money Market Funds	13.5%
Other Assets and Liabilities - Net	35.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings. Derivative exposure is included in “Other Assets and Liabilities - Net.”

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Principal		Coupon Rate	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 50.9%
$5,000,000	United States Treasury Note	0.6250	11/30/2017	$4,988,573
25,000,000	United States Treasury Note	0.7500	12/31/2017	24,951,175
5,000,000	United States Treasury Note	0.7500	2/28/2018	4,986,330
20,000,000	United States Treasury Note	0.7500	4/15/2018	19,930,080
5,000,000	United States Treasury Note	0.8750	10/15/2017	4,998,242
27,000,000	United States Treasury Note	0.8750	1/15/2018	26,969,409
5,000,000	United States Treasury Note	0.8750	3/31/2018	4,990,333
20,000,000	United States Treasury Note	0.8750	7/15/2018	19,933,980
5,000,000	United States Treasury Note	1.0000	12/31/2017	4,999,415
20,000,000	United States Treasury Note	1.0000	2/15/2018	19,991,400
5,000,000	United States Treasury Note	1.0000	5/15/2018	4,994,237
	TOTAL U.S. TREASURY NOTES (Cost $142,096,147)			141,733,174

Shares
	MONEY MARKET FUNDS - 13.5%
16,240,015	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.41%** +	16,240,015
21,268,145	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.33% ** +	21,268,145
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,508,160)	37,508,160

	TOTAL INVESTMENTS - 64.4% (Cost $179,604,307) (a)	$179,241,334
	OTHER ASSETS AND LIABILITIES - NET - 35.6%	99,174,166
	TOTAL NET ASSETS - 100.0%	$278,415,500

**	Pledged as collateral for swap agreement.

+	This investment is a holding of MutualHedge Fund Limited CFC.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $179,604,307 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(362,973)
Net Unrealized Depreciation:	$(362,973)

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

Unrealized Appreciation/
(Depreciation)
SWAP CONTRACTS *

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on September 26, 2011 and renewed effective September 20, 2016 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for an 0.50% per annum fee to Deutsche Bank. (Notional Value $362,099,293) +	$30,735,027

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the Diversified Program of Winton Capital Management Limited (“Winton”) calculated on a daily basis by BNP Paribas Financial Services LLC with reference to an investment portfolio owned by ALPHAS Managed Account Platform XXX Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by Winton that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on March 6, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.27% per annum accrued on the notional level of the swap. (Notional Value $50,452,340) +	115,492

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the BlueCrest Systematic Macro Program of BlueCrest Capital Management (Guernsey) Ltd. (“BlueCrest”) calculated on a daily basis by NAV Consulting Inc. with reference to an investment portfolio owned by Alphas Managed Accounts Platform XLII Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by BlueCrest that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 5, 2014 and has a term of five years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.30% per annum accrued on the notional level of the swap. (Notional Value $45,225,842) +	(101,104)

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of futures trading programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket comprises a diversified collection of futures trading programs that may include strategies such as systematic trend-following, relative value, global macro, short-term trading, and currency trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each trading program, and the mix of trading programs. The swap was effective on March 2, 2017 and has a termination date of January 31, 2022. In addition, the swap provides for an 0.50% per annum fee to Deutsche Bank. (Notional Value $188,133,023)	1,801,466

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

Unrealized Appreciation/
(Depreciation)
SWAP CONTRACTS *

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the MultiStrategy Program of QuantMetrics Capital Management, LLC (“QuantMetrics”) calculated on a daily basis by NAV Consulting Inc. with reference to an investment portfolio owned by Alphas Managed Accounts Platform LXXII Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by QuantMetrics that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to financial futures contracts traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 15, 2017 and has a term of five years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.30% per annum accrued on the notional level of the swap. (Notional Value $40,421,440)	$95,400

Total Net Unrealized Appreciation on Swap Contracts	$32,646,281

*	Non-Income producing investment.

+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS
Investment securities:
At cost	$179,604,307
At fair value	$179,241,334
Cash	43,887,112
Cash on deposit with broker - swap margin balance	54,175,045
Net unrealized appreciation from swap contracts	32,646,281
Receivable for fund shares sold	143,880
Interest receivable	293,105
Prepaid expenses and other assets	62,827
TOTAL ASSETS	310,449,584

LIABILITIES
Due to broker - swap contract	31,119,755
Payable for fund shares repurchased	474,598
Investment advisory fees payable	294,100
Distribution (12b-1) fees payable	99,261
Trustees fees payable	13,474
Payable to related parties	8,371
Accrued expenses and other liabilities	24,525
TOTAL LIABILITIES	32,034,084
NET ASSETS	$278,415,500

Composition of Net Assets:
Paid in capital	$383,892,225
Accumulated net investment loss	(139,358,003)
Accumulated net realized gain from security transactions and swap contracts	1,597,970
Net unrealized appreciation of investments and swap contracts	32,283,308
NET ASSETS	$278,415,500

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

March 31, 2017

Net Asset Value Per Share:
Class A Shares:
Net Assets	$95,511,610
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,096,332
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$8.61
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$9.14

Class C Shares:
Net Assets	$38,278,179
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,601,095
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.32

Class I Shares:
Net Assets	$144,625,711
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,677,905
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.67

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

INVESTMENT INCOME
Dividends	$271,919
Interest	572,550
TOTAL INVESTMENT INCOME	844,469
EXPENSES
Investment advisory fees	2,153,560
Distribution (12b-1) fees:
Class A	133,490
Class C	209,181
Administrative services fees	109,123
Non 12b-1 shareholder services fees	72,050
Printing and postage expenses	35,879
Transfer agent fees	56,652
Registration fees	26,852
Accounting services fees	25,328
Custodian fees	18,382
Trustees fees and expenses	7,458
Legal fees	6,497
Insurance expense	3,611
Compliance officer fees	3,038
Audit fees	1,600
Other expenses	7,178
TOTAL EXPENSES	2,869,879
NET INVESTMENT LOSS	(2,025,410)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	(202,271)
Swap contracts	4,622,504
Distributions from exchange traded funds	72,445
4,492,678
Net change in unrealized appreciation/(depreciation) of:
Investments	(1,357,303)
Swap contracts	836,243
(521,060)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,971,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,946,208

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment loss	$(2,025,410)	$(2,425,173)
Net realized gain from investment transactions and swap contracts	4,420,233	3,935,530
Distributions from exchange traded funds	72,445	72,445
Net change in unrealized appreciation/(depreciation) of investments and swap contracts	(521,060)	8,529,326
Net increase in net assets resulting from operations	1,946,208	10,112,128

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,112,478)	(13,929,048)
Class C	(899,531)	(4,743,759)
Class I	(4,520,553)	(12,278,871)
From net realized gains
Class A	(523,180)	(149,235)
Class C	(208,829)	(54,066)
Class I	(694,824)	(128,705)
Net decrease in net assets from distributions to shareholders	(9,959,395)	(31,283,684)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Class A	15,465,700	40,157,621
Class C	1,794,892	11,450,576
Class I	35,410,401	116,680,815
Net asset value of shares issued in reinvestment of distributions:
Class A	3,340,499	12,539,359
Class C	1,042,026	4,398,989
Class I	4,595,148	11,061,375
Redemption fee proceeds:
Class A	3,181	8,091
Class C	133	3,219
Class I	1,349	10,177
Payments for shares redeemed:
Class A	(36,515,421)	(48,612,525)
Class C	(9,101,054)	(8,925,455)
Class I	(51,410,867)	(80,054,540)
Total Increase/(Decrease) in Net Assets from Capital Transactions	(35,374,013)	58,717,702

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(43,387,200)	37,546,146

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016

NET ASSETS
Beginning of Period	321,802,700	284,256,554
End of Period *	$278,415,500	$321,802,700
* Includes accumulated net investment loss of:	$(139,358,003)	$(128,800,031)

SHARE ACTIVITY
Class A:
Shares Sold	1,800,853	4,419,636
Shares Reinvested	390,702	1,492,781
Shares Redeemed	(4,279,351)	(5,383,536)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,087,796)	528,881

Class C:
Shares Sold	217,140	1,308,428
Shares Reinvested	125,849	539,753
Shares Redeemed	(1,102,126)	(1,021,315)
Net increase/(decrease) in shares of beneficial interest outstanding	(759,137)	826,866

Class I:
Shares Sold	4,103,586	12,918,557
Shares Reinvested	533,699	1,307,491
Shares Redeemed	(5,946,825)	(8,798,123)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,309,540)	5,427,925

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30,	September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2016	2015		2014		2013		2012

Net asset value, beginning of period	$8.82		$9.57	$9.45		$8.85		$9.94		$10.67
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.07)	(0.08)		(0.11)		(0.12)		(0.14)
Net realized and unrealized gain/(loss) on investments	0.14		0.44	1.10		0.73		(0.97)		(0.22)
Total from investment operations	0.08		0.37	1.02		0.62		(1.09)		(0.36)
Less distributions from:
Net investment income	(0.25)		(1.11)	(0.86)		—		—		(0.37)
Net realized gains	(0.04)		(0.01)	(0.04)		(0.02)		—		(0.00	) (6)
Total distributions	(0.29)		(1.12)	(0.90)		(0.02)		—		(0.37)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00		0.00		0.00
Net asset value, end of period	$8.61		$8.82	$9.57		$9.45		$8.85		$9.94
Total return (2)	0.90	% (8)	4.48%	11.23%		6.99%		(10.97)%		(3.33)%
Net assets, at end of period (000s)	$95,512		$116,245	$121,148		$126,760		$278,757		$501,465
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (3)(4)(9)	1.95	% (7)	2.00%	1.97%		2.40%		2.35%		2.41%
Ratio of net expenses to average net assets (4)(10)	1.95	% (7)	1.88%	1.87%		2.19%		2.24%		2.38%
Ratio of net investment loss to average net assets (5)(11)	(1.33	)% (7)	(0.81)%	(0.85)%		(1.24)%		(1.27)%		(1.41)%
Portfolio Turnover Rate	68	% (8)	20%	0	% (12)	0	% (12)	0	% (12)	9%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Annualized.

(8)	Not Annualized.

(9)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)(4)	1.95	% (7)	2.00%	1.96%	2.07%	1.98%	1.89%

(10)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (4)	1.95	% (7)	1.88%	1.86%	1.86%	1.86%	1.86%

(11)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (5)	(1.33	)% (7)	(0.81)%	(0.84)%	(0.90)%	(0.90)%	(0.90)%

(12)	Amount represents less than 0.5%.

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30,	September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2016	2015		2014		2013		2012

Net asset value, beginning of period	$8.50		$9.26	$9.17		$8.65		$9.78		$10.55
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.14)	(0.15)		(0.18)		(0.19)		(0.22)
Net realized and unrealized gain/(loss) on investments	0.13		0.43	1.06		0.72		(0.94)		(0.21)
Total from investment operations	0.04		0.29	0.91		0.54		(1.13)		(0.43)
Less distributions from:
Net investment income	(0.18)		(1.04)	(0.78)		—		—		(0.34)
Net realized gains	(0.04)		(0.01)	(0.04)		(0.02)		—		(0.00	) (6)
Total distributions	(0.22)		(1.05)	(0.82)		(0.02)		—		(0.34)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00		0.00		0.00
Net asset value, end of period	$8.32		$8.50	$9.26		$9.17		$8.65		$9.78
Total return (2)	0.47	% (8)	3.69%	10.35%		6.23%		(11.55)%		(4.09)%
Net assets, at end of period (000s)	$38,278		$45,572	$41,990		$37,348		$53,154		$78,011
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (3)(4)(9)	2.70	% (7)	2.75%	2.72%		3.15%		3.10%		3.16%
Ratio of net expenses to average net assets (4)(10)	2.70	% (7)	2.63%	2.62%		2.94%		2.99%		3.13%
Ratio of net investment loss to average net assets (5)(11)	(2.08	)% (7)	(1.57)%	(1.61)%		(2.01)%		(2.02)%		(2.17)%
Portfolio Turnover Rate	68	% (8)	20%	0	% (12)	0	% (12)	0	% (12)	9%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Annualized.

(8)	Not Annualized.

(9)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)(4)	2.70	% (7)	2.75%	2.71%	2.82%	2.73%	2.65%

(10)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (4)	2.70	% (7)	2.63%	2.61%	2.61%	2.61%	2.61%

(11)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (5)	(2.08	)% (7)	(1.57)%	(1.60)%	(1.68)%	(1.65)%	(1.65)%

(12)	Amount represents less than 0.5%.

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30,	September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2016	2015		2014		2013		2012

Net asset value, beginning of period	$8.89		$9.64	$9.52		$8.89		$9.96		$10.68
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.05)	(0.06)		(0.09)		(0.10)		(0.07)
Net realized and unrealized gain/(loss) on investments	0.14		0.45	1.11		0.74		(0.97)		(0.26)
Total from investment operations	0.09		0.40	1.05		0.65		(1.07)		(0.33)
Less distributions from:
Net investment income	(0.27)		(1.14)	(0.89)		—		—		(0.39)
Net realized gains	(0.04)		(0.01)	(0.04)		(0.02)		—		(0.00	) (6)
Total distributions	(0.31)		(1.15)	(0.93)		(0.02)		—		(0.39)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00		0.00		0.00
Net asset value, end of period	$8.67		$8.89	$9.64		$9.52		$8.89		$9.96
Total return (2)	1.04	% (8)	4.73%	11.48%		7.30%		(10.74)%		(3.08)%
Net assets, at end of period (000s)	$144,626		$159,985	$121,119		$134,317		$236,188		$331,291
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (3)(4)(9)	1.70	% (7)	1.74%	1.72%		2.15%		2.10%		2.17%
Ratio of net expenses to average net assets (4)(10)	1.70	% (7)	1.63%	1.62%		1.94%		1.99%		2.13%
Ratio of net investment loss to average net assets (5)(11)	(1.08	)% (7)	(0.59)%	(0.60)%		(1.01)%		(1.03)%		(1.19)%
Portfolio Turnover Rate	68	% (8)	20%	0	% (12)	0	% (12)	0	% (12)	9%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Annualized.

(8)	Not annualized.

(9)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)(4)	1.70	% (7)	1.74%	1.71%	1.82%	1.73%	1.65%

(10)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (4)	1.70	% (7)	1.63%	1.61%	1.61%	1.61%	1.61%

(11)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (5)	(1.08	)% (7)	(0.59)%	(0.59)%	(0.67)%	(0.65)%	(0.67)%

(12)	Amount represents less than 0.5%.

See accompanying notes in consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness;

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

(viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$141,733,174	$—	$141,733,174
Short-term Investments	37,508,160	—	—	37,508,160
Swap Contracts	—	32,646,281	—	32,646,281
Total	$37,508,160	$174,379,455	$—	$211,887,615

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the MFL-CFC is as follows:

			% of the Fund’s
	Inception Date of	MFL-CFC Net Assets at	Total Net Assets at
	MFL-CFC	March 31, 2017	March 31, 2017
MFL-CFC	1/12/2010	$ 64,492,865	23.2%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in the part of the Fund’s cash that is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013 – 2015) or expected to be taken on the Fund’s 2016 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2017, the notional value of the total return swaps with Deutsche Bank were $362,099,293 and $188,133,023. As of March 31, 2017, the notional value of the total return swaps with Morgan Stanley were $50,452,340, 45,225,842, and $40,421,440. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2017, the net change in unrealized appreciation on swap contracts was $836,243. For the six months ended March 31, 2017, the Fund had realized gains of $4,622,504 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2017.

		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the
	Recognized	Assets and	Consolidated Statement	Financial		Cash Collateral
Description	Assets	Liabilities	of Assets and Liabilities	Instruments		Pledged	Total
Swap Contracts	$32,747,385	$101,104	$32,646,281	$32,646,281	(1)	$—	$32,646,281
Total	$32,747,385	$101,104	$32,646,281	$32,646,281		$—	$32,646,281

(1)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash and financial instruments pledged as collateral as of March 31, 2017 was $59,036,924.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2017:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation from swap contracts

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Asset Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2017
Swap Contracts	$1,896,866	$30,850,519	$32,747,385
	$1,896,866	$30,850,519	$32,747,385

Liability Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2017
Swap Contracts	$—	$101,104	$101,104
	$—	$101,104	$101,104

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2017:

Derivative Investment Type	Location of Gain on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain from swap contracts
Net change in unrealized appreciation of swap contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2017:

Net Change in unrealized gain on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the
Derivative Investment Type	Rate	and Interest Rate	six months ended March 31, 2017
Swap Contract	$1,896,866	$(1,060,623)	$836,243
	$1,896,866	$(1,060,623)	$836,243

Realized gain on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the
Derivative Investment Type	Rate	and Interest Rate	six months ended March 31, 2017
Swap Contract	$374,338	$4,248,166	$4,622,504
	$374,338	$4,248,166	$4,622,504

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $100,079,081 and $106,748,784, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the Advisor earned $2,153,560 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). Prior to August 16, 2016, the Advisor agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) did not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2017, the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2017	$811,540
9/30/2018	$302,556
9/30/2019	$346,508

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The following chart identifies the year and amounts that have expired:

9/30/2016	$908,115

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (“Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2017, Class A and Class C shares of the Fund paid fees of $133,490 and $209,181, respectively, pursuant to the Plans.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended March 31, 2017, the Distributor received $31,971 and $21,286 in underwriting commissions for sales of Class A and Class C shares respectively, of which $4,704 and $3,727 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2017, the Fund received $4,663 in redemption fees.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$30,951,678	$25,071,692
Long-Term Capital Gain	332,006	1,296,198
Return of Capital	—	—
	$31,283,684	$26,367,890

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,783,954	$1,423,367	$—	$—	$(103,665,189)	$994,330	$(97,463,538)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income/(loss), and accumulated net realized gain/(loss) is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary.

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions, resulted in reclassification for the Fund for the fiscal year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$192	$(192)

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Equinox MutualHedge Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2017, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Raymond James	49%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	10-1-16	3-31-17	10/1/16 – 3/31/17	Ratio
Class A	$1,000.00	$1,009.00	$9.77	1.95%
Class C	1,000.00	1,004.70	13.49	2.70%
Class I	1,000.00	1,010.40	8.52	1.70%

		Ending
	Beginning	Account	Expenses Paid	Annualized
Hypothetical	Account Value	Value	During Period*	Expense
(5% return before expenses)	10-1-16	3-31-17	10/1/16 – 3/31/17	Ratio
Class A	$1,000.00	$1,015.21	$9.80	1.95%
Class C	1,000.00	1,011.47	13.54	2.70%
Class I	1,000.00	1,016.45	8.55	1.70%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Equinox MutualHedge Futures Strategy Fund (Adviser – Equinox Fund Management LLC)*

In connection with the regular meeting held on November 17-18, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management LLC (“EIAM”) and the Trust, with respect to the Equinox MutualHedge Futures Strategy Fund (“Equinox” or the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that EIAM was part of the Equinox Financial Group, LLC, has over $2 billion in assets under management and offered a wide range of alternative investment options with customized strategies. The Trustees reviewed the background of key EIAM investment personnel and acknowledged their academic achievements while also noting their diverse financial industry history, which included experience with hedge funds, managed futures, and as well as other liquid alternative investments. The Trustees noted that EIAM made several compliance personnel changes including naming a new CCO in August 2016 and enlisted the services of an outside compliance firm in December 2015. The Trustees reviewed EIAM’s investment process and noted that they utilized proprietary and commercial databases and software to identify potentially suitable managed futures programs, also conducting further due diligence on historic performance, risk and return characteristics, and each CTA’s program and organization. The Trustees found the research and analysis that EIAM performed to execute its investment process to be comprehensive and thorough. The Trustees noted that EIAM placed an emphasis on its due diligence process across various aspects of each CTA’s program and organization by implementing additional risk procedures and committees to address and monitor risk. The Trustees noted that EIAM reported no material compliance or litigation issues. The Trustees noted that EIAM had sufficiently experienced personnel and resources to support a complex investment and due diligence process. The Trustees expressed appreciation for the additional resources EIAM allocated to its compliance program. The Trustees concluded that EIAM would continue to provide high quality service to Equinox and its shareholders.

Performance. The Trustees noted that over the 1-, 2-, 3-, and 5-year periods, the Fund exceeded the returns of its benchmark, the Morningstar category, and the adviser-selected peer group. The Trustees acknowledged that the Fund demonstrated performance that surpassed its benchmark, the Morningstar category and its peer group by material levels. In examining volatility, the Trustees noted that the Fund’s portfolio strategy was more volatile than its benchmark. The Trustees reviewed the Fund’s Morningstar analytics, noting that Equinox received a 4-star rating over the 3- and 5-year time periods. The Trustees considered the Fund’s Sharpe and Sortino ratios, and reasoned that the Fund exhibited good downside risk adjusted return, despite showing a higher level of downside risk than its stated benchmark.

Equinox MutualHedge Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Fees and Expenses. The Trustees reviewed the Fund’s advisory fee of 1.45%, noting that it was nominally higher than its peer group average and Morningstar category average. The Trustees stated that the Adviser asserted that this discrepancy was due to the composition of the comparative peer group and Morningstar category. The Trustees noted that the peer group was comprised of ten funds, four of which were multi-CTA funds and five that were single strategy funds. The Trustees discussed that many single strategy funds tend to have lower advisory fees and typically follow a passive or indexed strategy. They further discussed that Equinox’s Morningstar category included many passive index funds as well as long-only commodity funds, which as a group, tended to charge lower advisory fees. The Trustees reviewed Equinox’s net expense ratio, noting that it was lower than the average of the Fund’s peer group and Morningstar category. After further discussion, the Trustees concluded that the Fund’s advisory fee was reasonable.

Economies of Scale. The Trustees considered whether the adviser and the Fund had realized economies of scale. They noted that based on the Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time. The Trustees discussed the adviser’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continued to grow.

Profitability. The Trustees reviewed the profitability analysis provided by EIAM and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted that EIAM realized a healthy profit over the past 12 months, but agreed that the amount of profit was reasonable in terms of percentage of revenue. The Trustees concluded that the adviser’s profit was reasonable and not excessive.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Equinox MutualHedge Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish St. Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/7/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/17